Short-Term Bank Credit and Current Maturities of Long-Term Loans from Banks, Shareholders and Others (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Schedule of linkage terms and annual interest rates, the credit and loans
	Interest rate		December 31,
	2018	2017	2018	2017
	%
Current maturities of long-term loans from banks, shareholders and others:
In, or linked to Dollars	Libor+2%	Libor+2%	2,332	4,856
In other currencies	-	10%-17%	-	245
Short term bank credit	17%	-	22	-

			2,354	5,101

Unutilized credit lines			10,811	10,954